Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Interest and Other Income (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income/(expenses)	[1]	$ 813	$ 481	$ 993	$ 1,294	$ 257
Of which:
Interest income		599	500	144	1,100	255
Dividend income (from investments in equity securities)		29	0	198	29	199
Net gains on sales and revaluation of non-current assets and businesses		65	45	334	110	527
Net foreign exchange gains/(losses) on financing activities		7	(236)	166	(229)	182
Other		$ 113	$ 171	$ 151	$ 284	$ (907)

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.